                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-02924

         LORD ABBETT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 6/30/2003
                          ---------

ITEM 1: Report to Shareholders.

[LORD ABBETT LOGO]

 2003
  ANNUAL
    REPORT

  LORD ABBETT

  U.S. GOVERNMENT
    MONEY MARKET FUND


  FOR THE FISCAL YEAR ENDED JUNE 30, 2003

--------------------------------------------------------------------------------
LORD ABBETT U.S. GOVERNMENT MONEY MARKET FUND
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED JUNE 30, 2003

DEAR SHAREHOLDERS: We are pleased to provide an overview of the Fund's performance for the fiscal year ended June 30, 2003. On this and the following pages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

MARKET REVIEW(1)

The U.S. economic recovery remained fragile in the year but seemed to gain strength in the fourth quarter of the Fund's fiscal 2003 year end. Treasuries remained the investment vehicle of choice among investors over much of the year, especially in light of geopolitical risks.

     The final quarter may prove to have been a critical one in terms of the direction of the U.S. financial markets. With an end to the major conflict in Iraq, both fixed-income and equity markets seemed determined to rally. Equity investors responded positively to improved corporate earnings, low interest rates and expectations for a reasonably strong economic recovery in the second half of the year. Investors in corporate bonds also looked on the bright side, pushing prices higher and narrowing spreads against Treasuries.

     The Treasury market continued to rally, but for less benign reasons, as the Federal Reserve Board (the "Fed") noted that potential deflation, while unlikely, was a cause for concern. Treasury investors expected aggressive Fed action in terms of a 50 basis point cut in the fed funds rate but were disappointed on June 25 when the Fed lowered the fed funds rate only 25 basis points to 1% and failed to articulate its strategy for countering the risk of deflation. Disappointed, the bond market sold off, pushing yields on long-term bonds higher.

     There was no disputing the fact, however, that short-term rates were now at 45-year lows. Money market prices reflected an expectation of stable low interest rates for the foreseeable future.

PERFORMANCE REVIEW(1)

The U.S. Government Money Market Fund (Class A shares) ended the fiscal year 2003 with total net assets of $266.5 million and a seven-day current yield of 0.3%.(2) For the fiscal year ended June 30, 2003, the U.S. Government Money Market Fund

--------------------------------------------------------------------------------

returned 0.6%,(3) compared with its peer group, the Lipper U.S. Government Money Market Funds Average,(4) which returned 0.8% in the same period. Standardized Average Annual Returns(5) for 1-, 5- and 10-years are 0.55%, 3.25% and 3.77% respectively as of June 30, 2003.

     In general, portfolio yield kept pace with short-term interest rates, which fell to historically low levels. Consistent with its objective to provide current income with minimum credit risk, the Fund remained invested in high-quality, relatively short-term securities issued by U.S. government sponsored enterprise securities such as Fannie Maes and Freddie Macs. We maintained an average maturity of approximately 18.3 days during the year and concentrated on specific areas of the money market yield curve that we expected to provide the highest risk-adjusted yield.

(1) The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.

(2) The Fund's Class A current yield refers to the income generated by an investment in the Fund over a seven-day period, which is then annualized. The yield quotation more closely reflects the current earnings of the Fund than the 1-year total return quotation.

(3) Reflects performance at the Net Asset Value (NAV) of Class A shares, with all distributions reinvested, for the year ended June 30, 2003.

(4) The Lipper U.S. Government Money Market Funds Average aims to invest in financial instruments issued or guaranteed by the U.S. Government, its agencies or its instrumentalities, with dollar-weighted average maturities of less than 90 days. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.
Source: Lipper, Inc. (C)2003 REUTERS All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.

(5) Reflects performance of Class A shares with all distributions reinvested.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

The Fund's portfolio is actively managed and, therefore, allocations are subject to change.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS
JUNE 30, 2003

                                                                                              PRINCIPAL
                                                      INTEREST     MATURITY                      AMOUNT        AMORTIZED
INVESTMENTS                                               RATE         DATE      RATING+          (000)             COST
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SPONSORED ENTERPRISE SECURITIES 88.75%

Federal Home Loan Bank                                  1.160%     7/2/2003          A1+   $     10,000   $    9,999,678
Federal Home Loan Bank                                  1.160%    7/11/2003          A1+         10,000        9,996,773
Federal Home Loan Bank                                  1.170%     7/9/2003          A1+         10,000        9,997,393
Federal Home Loan Mortgage Corp.                        0.900%    8/19/2003          A1+         15,000       14,981,622
Federal Home Loan Mortgage Corp.                        0.950%    8/28/2003          A1+          5,000        4,992,344
Federal Home Loan Mortgage Corp.                        0.960%    8/12/2003          A1+         10,000        9,988,796
Federal Home Loan Mortgage Corp.                        0.965%    7/15/2003          A1+         10,000        9,996,246
Federal Home Loan Mortgage Corp.                        1.160%     7/7/2003          A1+         15,000       14,997,095
Federal Home Loan Mortgage Corp.                        1.160%    7/22/2003          A1+         10,000        9,993,226
Federal Home Loan Mortgage Corp.                        1.180%    7/17/2003          A1+          5,000        4,997,372
Federal Home Loan Mortgage Corp.                        1.190%    7/10/2003          A1+          5,000        4,998,509
Federal National Mortgage Assoc.                        0.880%    7/25/2003          A1+         20,000       19,988,265
Federal National Mortgage Assoc.                        0.910%    8/26/2003          A1+         15,000       14,978,762
Federal National Mortgage Assoc.                        1.000%    7/28/2003          A1+         10,000        9,992,496
Federal National Mortgage Assoc.                        1.050%    7/18/2003          A1+         15,000       14,992,558
Federal National Mortgage Assoc.                        1.060%     7/8/2003          A1+         10,000        9,997,938
Federal National Mortgage Assoc.                        1.080%     8/8/2003          A1+         10,000        9,988,592
Federal National Mortgage Assoc.                        1.110%    7/29/2003          A1+         10,000        9,991,360
Federal National Mortgage Assoc.                        1.135%     8/6/2003          A1+         15,000       14,982,953
Federal National Mortgage Assoc.                        1.150%    7/16/2003          A1+         10,000        9,995,202
Federal National Mortgage Assoc.                        1.150%    7/31/2003          A1+         10,000        9,990,408
Federal National Mortgage Assoc.                        1.150%    8/13/2003          A1+         15,000       14,979,373
Federal National Mortgage Assoc.                        1.160%    7/30/2003          A1+         10,000        9,990,637
Federal National Mortgage Assoc.                        1.170%    8/20/2003          A1+         10,000        9,983,733
Federal National Mortgage Assoc.                        1.170%    8/27/2003          A1+         10,000        9,981,458
Federal National Mortgage Assoc.                        1.180%    7/23/2003          A1+         10,000        9,992,773
                                                                                                          --------------
TOTAL                                                                                                        284,765,562
                                                                                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
JUNE 30, 2003

                                                              PRINCIPAL
                                                                 AMOUNT       AMORTIZED
INVESTMENTS                                                       (000)            COST
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 11.42%

REPURCHASE AGREEMENT 11.42%

Repurchase agreement dated
6/30/2003, 1.10% due 7/1/2003
with State Street Bank & Trust Co.
collateralized by $37,220,000 of Federal
National Mortgage Assoc. at 2.00% due
4/22/2005; value: $37,382,614;
proceeds: $36,645,820                                     $    36,645     $  36,644,700
                                                                          -------------
TOTAL INVESTMENTS 100.17%                                                 $ 321,410,262*
                                                                          =============

    * Cost for federal income tax purposes is $321,410,262. Average maturity of investments: 25.8 days.
    + Ratings are unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003

ASSETS:
  Investment in securities, at amortized cost                    $   284,765,562
  Repurchase agreement, at cost                                       36,644,700
  Receivables:
    Interest                                                               1,120
    From Lord, Abbett & Co. LLC                                          114,197
    Prepaid expenses and other assets                                     10,794
--------------------------------------------------------------------------------
  TOTAL ASSETS                                                       321,536,373
================================================================================
LIABILITIES:
  Payables:
    Management fees                                                      133,409
    12b-1 distribution fees                                               24,787
    Fund administration fees                                               6,788
    Directors' fees                                                      139,006
    Dividends payable                                                     65,290
  Accrued expenses                                                       309,989
--------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                      679,269
================================================================================
NET ASSETS                                                       $   320,857,104
================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                  $   320,856,845
Undistributed net investment income                                          259
--------------------------------------------------------------------------------
NET ASSETS                                                       $   320,857,104
================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                   $   266,528,267
Class B Shares                                                   $    39,608,716
Class C Shares                                                   $    14,720,121

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                       266,528,033
Class B Shares                                                        39,608,698
Class C Shares                                                        14,720,114

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                   $          1.00
Class B Shares-Net asset value                                   $          1.00
Class C Shares-Net asset value                                   $          1.00
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the Year Ended June 30, 2003

INVESTMENT INCOME:
Interest                                                         $     4,544,336

EXPENSES:
Management fees                                                        1,548,664
12b-1 distribution plan-Class B                                          318,112
Shareholder servicing                                                  1,093,234
Professional                                                              50,012
Reports to shareholders                                                   52,848
Fund accounting                                                           17,405
Fund administration                                                       61,971
Custody                                                                   15,220
Directors' fees                                                            8,516
Registration                                                              89,930
Other                                                                    171,616
================================================================================
Gross expenses                                                         3,427,528
  Expense reductions                                                      (5,034)
  12b-1 distribution plan-Class B reimbursement                         (244,731)
  Expenses assumed by Lord, Abbett & Co. LLC                            (266,206)
--------------------------------------------------------------------------------
NET EXPENSES                                                           2,911,557
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                            $     1,632,779
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                    YEAR ENDED        YEAR ENDED
INCREASE IN NET ASSETS                           JUNE 30, 2003     JUNE 30, 2002
OPERATIONS:
NET INVESTMENT INCOME                           $    1,632,779    $    3,468,829

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                           (1,416,808)       (3,247,108)
  Class B                                             (120,997)         (135,369)
  Class C                                              (94,974)          (86,352)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                 (1,632,779)       (3,468,829)
================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                  778,169,232       713,385,913
Reinvestment of distributions                        1,594,109         3,472,177
Cost of shares reacquired                         (722,844,562)     (674,845,965)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS         56,918,779        42,012,125
================================================================================
NET INCREASE IN NET ASSETS                          56,918,779        42,012,125
================================================================================
NET ASSETS:
Beginning of year                                  263,938,325       221,926,200
--------------------------------------------------------------------------------
END OF YEAR                                     $  320,857,104    $  263,938,325
================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME             $          259    $          259
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                                   YEAR ENDED 6/30
                                                   ---------------------------------------------------------------------------
                                                        2003            2002            2001            2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $     1.00      $     1.00      $     1.00      $     1.00     $     1.00
                                                     ==========      ==========      ==========      ==========     ==========

Investment operations:

  Net investment income                                     .01             .01             .05             .05            .04

  Net realized gain                                           -               -               -(b)            -              -
                                                     ----------      ----------      ----------      ----------     ----------
    Total from investment operations                        .01             .01             .05             .05            .04
                                                     ----------      ----------      ----------      ----------     ----------
Distributions to shareholders from
  net investment income                                    (.01)           (.01)           (.05)           (.05)          (.04)
                                                     ----------      ----------      ----------      ----------     ----------
NET ASSET VALUE, END OF YEAR                         $     1.00      $     1.00      $     1.00      $     1.00     $     1.00
                                                     ==========      ==========      ==========      ==========     ==========
Total Return(a)                                             .55%           1.48%           5.02%           4.93%          4.36%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                                      .88%            .86%            .87%            .84%           .76%

  Expenses, excluding waiver and
    expense reductions                                      .98%            .87%            .90%            .84%           .76%

  Net investment income                                     .56%+          1.46%+          4.89%+          4.79%          4.31%

                                                                                   YEAR ENDED 6/30
                                                   ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2003            2002            2001            2000           1999
==============================================================================================================================
  Net assets, end of year (000)                      $  266,528      $  227,169      $  201,174      $  190,817     $  184,600
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                 YEAR ENDED 6/30
                                                   --------------------------------------------------------------------------
                                                        2003           2002            2001            2000          1999
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $     1.00     $     1.00      $     1.00      $     1.00     $     1.00
                                                     ==========     ==========      ==========      ==========     ==========

Investment operations:

  Net investment income                                       -(b)         .01             .04             .04            .04

  Net realized gain                                           -              -               -(b)            -              -
                                                     ----------     ----------      ----------      ----------     ----------

    Total from investment operations                          -(b)         .01             .04             .04            .04
                                                     ----------     ----------      ----------      ----------     ----------
Distributions to shareholders from
  net investment income                                       -(b)        (.01)           (.04)           (.04)          (.04)
                                                     ----------     ----------      ----------      ----------     ----------
NET ASSET VALUE, END OF YEAR                         $     1.00     $     1.00      $     1.00      $     1.00     $     1.00
                                                     ==========     ==========      ==========      ==========     ==========

Total Return(a)                                             .29%           .80%           4.24%           4.13%          3.76%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                                     1.15%          1.53%           1.62%           1.59%          1.52%

  Expenses, excluding waiver and
    expense reductions                                     1.73%          1.62%           1.65%           1.59%          1.52%

  Net investment income                                     .29%+          .71%+          4.14%+          4.01%          3.52%

                                                                                 YEAR ENDED 6/30
                                                   --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2003           2002            2001            2000          1999
=============================================================================================================================
  Net assets, end of year (000)                      $   39,609     $   26,000      $   14,059      $    8,987     $   11,188
=============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                                                  YEAR ENDED 6/30
                                                   ---------------------------------------------------------------------------
                                                        2003            2002            2001            2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $     1.00      $     1.00      $     1.00      $     1.00     $     1.00
                                                     ==========      ==========      ==========      ==========     ==========
Investment operations:

  Net investment income                                     .01             .01             .05             .05            .04

  Net realized gain                                           -               -               -(b)            -              -
                                                     ----------      ----------      ----------      ----------     ----------
    Total from investment operations                        .01             .01             .05             .05            .04
                                                     ----------      ----------      ----------      ----------     ----------
Distributions to shareholders from
  net investment income                                    (.01)           (.01)           (.05)           (.05)          (.04)
                                                     ----------      ----------      ----------      ----------     ----------
NET ASSET VALUE, END OF YEAR                         $     1.00      $     1.00      $     1.00      $     1.00     $     1.00
                                                     ==========      ==========      ==========      ==========     ==========
Total Return(a)                                             .55%           1.48%           5.02%           4.93%          4.36%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                                      .88%            .86%            .87%            .84%           .76%

  Expenses, excluding waiver and
    expense reductions                                      .98%            .87%            .90%            .84%           .76%

  Net investment income                                     .56%+          1.46%+          4.89%+          4.78%          4.27%

                                                                                  YEAR ENDED 6/30
                                                   ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2003            2002            2001            2000           1999
==============================================================================================================================
  Net assets, end of year (000)                      $   14,720      $   10,769      $    6,693      $    1,929     $    5,193
==============================================================================================================================

+   The ratios have been determined on a Fund basis.
(a) Total return assumes the reinvestment of all distributions.
(b) Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Lord Abbett U.S. Government Securities Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities.

The Fund offers three classes of shares: Classes A, B, and C. There are no front end sales charges on shares of each class, although a contingent deferred sales charge ("CDSC") may be applied to each class of shares as follows: Class A shares acquired through an exchange; Class B shares redeemed before the sixth anniversary of purchase; Class C shares redeemed before the first anniversary of purchase.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-The Fund values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Interest income is recorded on the accrual basis. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class B shares bear all expenses and fees related to their 12b-1 distribution plan.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or Government Sponsored Enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on average daily net assets at the following annual rates:

----------------------------------
First $250 million            .50%
Next $250 million             .45%
Over $500 million             .40%

In addition, effective January 1, 2003, Lord Abbett began providing certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets. This results in Lord Abbett paying fund accounting expenses that were previously charged to the Fund.

For the year ended June 30, 2003, Lord Abbett voluntarily reimbursed $266,206 of the Fund's Class A and Class C expenses (excluding management fees). Lord Abbett may stop reimbursing expenses at any time.

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                                     CLASS A(1)         CLASS B    CLASS C(1)
--------------------------------------------------------------------------------
Service and distribution fee                  .15%          .75%(2)        .25%

(1) The Fund has not activated the Class A and Class C Plans, and therefore, no payments are authorized currently under the Plans.

(2) For the year ended June 30, 2003, Distributor voluntarily reimbursed .58%. Lord Abbett may stop reimbursing such fees at any time.

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly.

Certain amounts have been reclassified within the components of net assets based on their federal tax treatment.

5.  DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Fund. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

6.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses.

7.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian functions and accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset values.

8.  INVESTMENT RISKS

The Fund may invest a substantial portion of its assets in mortgage-related money market securities, including those of such Government Sponsored Enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with respect to the timely payment of interest and principal by the particular government sponsored enterprise involved, not by the U.S. Government.

The Fund's yield may vary in response to changes in interest rates and other market factors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corp. or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

These factors can affect Fund performance.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

9.  SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 1,500,000,000 shares of $0.001 par value capital stock designated as follows: 800,000,000 Class A shares, 400,000,000 Class B shares and 300,000,000 Class C shares.

                                                                 YEAR ENDED                          YEAR ENDED
                                                              JUNE 30, 2003                       JUNE 30, 2002
---------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                     SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------
Shares sold                                   676,711,702    $  676,711,702       658,365,239    $  658,365,239
Reinvestment of distributions                   1,403,363         1,403,363         3,258,882         3,258,882
Shares reacquired                            (638,756,373)     (638,756,373)     (635,628,293)     (635,628,293)
---------------------------------------------------------------------------------------------------------------
Increase                                       39,358,692    $   39,358,692        25,995,828    $   25,995,828
---------------------------------------------------------------------------------------------------------------

CLASS B SHARES
---------------------------------------------------------------------------------------------------------------
Shares sold                                    56,996,775    $   56,996,775        35,190,779    $   35,190,779
Reinvestment of distributions                     103,760           103,760           133,311           133,311
Shares reacquired                             (43,491,543)      (43,491,543)      (23,383,741)      (23,383,741)
---------------------------------------------------------------------------------------------------------------
Increase                                       13,608,992    $   13,608,992        11,940,349    $   11,940,349
---------------------------------------------------------------------------------------------------------------

CLASS C SHARES
---------------------------------------------------------------------------------------------------------------
Shares sold                                    44,460,755    $   44,460,755        19,829,895    $   19,829,895
Reinvestment of distributions                      86,986            86,986            79,984            79,984
Shares reacquired                             (40,596,646)      (40,596,646)      (15,833,931)      (15,833,931)
---------------------------------------------------------------------------------------------------------------
Increase                                        3,951,095    $    3,951,095         4,075,948    $    4,075,948
---------------------------------------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
LORD ABBETT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Lord Abbett U.S. Government Securities Money Market Fund, Inc. (the "Company"), including the schedule of investments, as of June 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett U.S. Government Securities Money Market Fund, Inc. as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

New York, New York
August 20, 2003

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Directors is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

INTERESTED DIRECTOR

The following Director is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 48 portfolios or series.

                                   CURRENT POSITION
NAME, ADDRESS AND                  LENGTH OF SERVICE      PRINCIPAL OCCUPATION             OTHER
DATE OF BIRTH                         WITH FUND          DURING PAST FIVE YEARS        DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
ROBERT S. DOW                      Director since        Managing Partner and Chief    N/A
Lord, Abbett & Co. LLC             1989; Chairman        Investment Officer of
90 Hudson Street                   since 1996            Lord Abbett since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945

                                   ----------

INDEPENDENT DIRECTORS

The following outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 48 portfolios or series.

                                   CURRENT POSITION
NAME, ADDRESS AND                  LENGTH OF SERVICE       PRINCIPAL OCCUPATION            OTHER
DATE OF BIRTH                         WITH FUND           DURING PAST FIVE YEARS        DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW                  Director since 1994   Managing General Partner,     Currently serves as director
Bigelow Media, LLC                                       Bigelow Media, LLC (since     of Crane Co. and Huttig
41 Madison Ave.,                                         2000); Senior Adviser, Time   Building Products Inc.
Suite 3810                                               Warner Inc. (1998 - 2000);
New York, NY                                             Acting Chief Executive
Date of Birth: 10/22/1941                                Officer of Courtroom
                                                         Television Network (1997 -
                                                         1998); President and Chief
                                                         Executive Officer of Time
                                                         Warner Cable Programming,
                                                         Inc. (1991 - 1997).

WILLIAM H.T. BUSH                  Director since 1998   Co-founder and Chairman of    Currently serves as director
Bush-O'Donnell & Co., Inc.                               the Board of the financial    of Wellpoint Health Network,
101 South Hanley Road                                    advisory firm of              Inc., DT Industries Inc.,
Suite 1025                                               Bush-O'Donnell & Company      and Engineered Support
St. Louis, MO                                            (since 1986).                 Systems, Inc.
Date of Birth: 7/14/1938

                                   CURRENT POSITION
NAME, ADDRESS AND                  LENGTH OF SERVICE      PRINCIPAL OCCUPATION            OTHER
DATE OF BIRTH                         WITH FUND          DURING PAST FIVE YEARS        DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.             Director since 1998   Managing Director of Monitor  Currently serves as director
Monitor Clipper Partners                                 Clipper Partners (since 1997) of Avondale, Inc., Avondale
Two Canal Park                                           and President of Clipper      Mills, Inc., IGI/Earth
Cambridge, MA                                            Asset Management Corp.        Color, Inc., Integrated
Date of Birth: 10/25/1942                                (since 1991), both private    Graphics, Inc., and
                                                         equity investment funds.      Interstate Bakeries Corp.


STEWART S. DIXON                   Director since 1979;  Partner in the law firm       N/A
Wildman, Harrold,                  retired 12/31/2002    of Wildman, Harrold,
Allen & Dixon                                            Allen & Dixon
225 W. Wacker Drive,                                     (since 1967).
Suite 2800
Chicago, IL
Date of Birth: 11/5/1930

FRANKLIN W. HOBBS                  Director since 2000   Senior Advisor (since         Currently serves as director
Houlihan Lokey                                           April 2003) and Former        of Adolph Coors Company.
Howard & Zukin                                           Chief Executive Officer of
685 Third Ave.                                           Houlihan Lokey Howard &
New York, NY                                             Zukin, an investment bank
Date of Birth: 7/30/1947                                 (January 2002 - April 2003);
                                                         Chairman of Warburg Dillon
                                                         Read (1999 - 2000); Global
                                                         Head of Corporate
                                                         Finance of SBC Warburg
                                                         Dillon Read (1997 -
                                                         1999); Chief Executive
                                                         Officer of Dillon,
                                                         Read & Co. (1994 - 1997).


C. ALAN MACDONALD                  Director since 1988   Retired - General Business    Currently serves as director
415 Round Hill Road                                      and Governance Consulting     of Fountainhead Water
Greenwich, CT                                            (since 1992); formerly        Company, Lincoln Snacks,
Date of Birth: 5/19/1933                                 President and CEO of Nestle   H.J. Baker, and Seix Fund,
                                                         Foods.                        Inc.*

THOMAS J. NEFF                     Director since 1982   Chairman of Spencer Stuart,   Currently serves as director
Spencer Stuart                                           an executive search           of Ace, Ltd. and Exult, Inc.
277 Park Avenue                                          consulting firm (since 1996);
New York, NY                                             President of Spencer Stuart,
Date of Birth: 10/2/1937                                 (1979 - 1996).

JAMES F. ORR, III                  Director since 2002;  President and CEO of          Currently serves as Chairman
80 Pinckney Street                 retired 3/3/2003      LandingPoint Capital          of Rockefeller Foundation,
Boston, MA                                               (since 2002); Chairman and    Director of Nashua Corp. and
Date of Birth: 3/5/1943                                  CEO of United Asset           SteelPoint Technologies.
                                                         Management Corporation
                                                         (2000 to 2001);
                                                         Chairman and CEO of UNUM
                                                         Provident Corporation
                                                         (1999 - merger);
                                                         Chairman and CEO of UNUM
                                                         Corporation (1988 - 1999).

----------
* Seix Fund, Inc. is a registered investment company that is advised by Seix Investment Advisors Inc. Seix Investment Advisors Inc.'s Chairman, CEO, and Chief Investment Officer is married to Robert Dow, the Fund's Chairman, CEO, and President and the Managing Partner of Lord Abbett.

                                   ----------

OFFICERS

None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, New Jersey 07302.

  NAME AND                         CURRENT POSITION       LENGTH OF SERVICE             PRINCIPAL OCCUPATION
(DATE OF BIRTH)                        WITH FUND         OF CURRENT POSITION           DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                      Chief Executive       Elected in 1995               Managing Partner and Chief
(3/8/1945)                         Officer and President                               Investment Officer of Lord
                                                                                       Abbett since 1996.

ROBERT I. GERBER                   Executive Vice        Elected in 1997               Partner and Director of
(5/29/1954)                        President                                           Taxable Fixed Income
                                                                                       Management, joined Lord
                                                                                       Abbett in 1997.

TRACIE E. AHERN                    Vice President and    Elected in 1999               Partner and Director of
(1/12/1968)                        Treasurer                                           Portfolio Accounting and
                                                                                       Operations, joined Lord
                                                                                       Abbett in 1999, formerly
                                                                                       Vice President - Head of
                                                                                       Fund Administration of
                                                                                       Morgan Grenfell from 1998
                                                                                       to 1999, prior thereto
                                                                                       Vice President of Bankers
                                                                                       Trust.

JOAN A. BINSTOCK                   Chief Financial       Elected in 1999               Partner and Chief Operations
(3/4/1954)                         Officer and Vice                                    Officer, joined Lord Abbett
                                   President                                           in 1999, prior thereto Chief
                                                                                       Operating Officer of Morgan
                                                                                       Grenfell.

DANIEL E. CARPER                   Vice President        Elected in 1986               Partner, joined Lord Abbett
(1/22/1952)                                                                            in 1979.

PAUL A. HILSTAD                    Vice President and    Elected in 1995               Partner and General Counsel,
(12/13/1942)                       Secretary                                           joined Lord Abbett in 1995.

LAWRENCE H. KAPLAN                 Vice President and    Elected in 1997               Partner and Deputy General
(1/16/1957)                        Assistant Secretary                                 Counsel, joined Lord Abbett
                                                                                       in 1997.

ROBERT A. LEE                      Vice President        Elected in 2000               Partner and Fixed Income
(8/28/1969)                                                                            Investment Manager -
                                                                                       Mortgage and Asset Backed
                                                                                       Securities, joined Lord
                                                                                       Abbett in 1997.

ROBERT G. MORRIS                   Vice President        Elected in 1995               Partner and Director of
(11/6/1944)                                                                            Equity Investments, joined
                                                                                       Lord Abbett in 1991.

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

  NAME AND                         CURRENT POSITION       LENGTH OF SERVICE             PRINCIPAL OCCUPATION
(DATE OF BIRTH)                        WITH FUND         OF CURRENT POSITION           DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------
A. EDWARD OBERHAUS, III            Vice President        Elected in 1996               Partner and Manager of
(12/21/1959)                                                                           Equity Trading, joined Lord
                                                                                       Abbett in 1983.

CHRISTINA T. SIMMONS               Vice President and    Elected in 2000               Assistant General Counsel,
(11/12/1957)                       Assistant Secretary                                 joined Lord Abbett in 1999,
                                                                                       formerly Assistant General
                                                                                       Counsel of Prudential
                                                                                       Investments from 1998
                                                                                       to 1999, prior thereto
                                                                                       Counsel of Drinker, Biddle
                                                                                       & Reath LLP, a law firm.

BERNARD J. GRZELAK                 Assistant Treasurer   Elected in 2003               Director of Fund
(6/12/1971)                                                                            Administration, joined Lord
                                                                                       Abbett in 2003, formerly
                                                                                       Vice President, Lazard
                                                                                       Asset Management from
                                                                                       2000 to 2003, prior
                                                                                       thereto Manager of Deloitte
                                                                                       & Touche LLP.

Please call 1-888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Fund's Directors. It is available free upon request.

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

[LORD ABBETT LOGO]


   This report when not used
  for the general information
  of shareholders of the Fund
  is to be distributed only if
    preceded or accompanied        Lord Abbett U.S. Government
 by a current Fund Prospectus.     Securities Money Market Fund, Inc.

Lord Abbett Mutual Fund shares
      are distributed by:
  LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City,                                       LAMM-2-603
     New Jersey 07302-3973                                                (8/03)

ITEM 2: Code of Ethics.
              Not applicable

ITEM 3: Audit Committee Financial Expert.
              Not applicable.

ITEM 4-8: [Reserved]

ITEM 9: Controls and Procedures.

       (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of August 21, 2003, the Chief Executive Officer and Chief Financial Officer of the registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

       (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10: Exhibits.

ITEM 10(a): Not applicable.

ITEM 10(b):
 (i) Certification of each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

 (ii) Certification of each principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT U.S. GOVERNMENT
                                      SECURITIES MONEY MARKET FUND,
                                      INC.


                                      /s/ Robert S. Dow
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: August 21, 2003

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                      LORD ABBETT U.S. GOVERNMENT
                                      SECURITIES MONEY MARKET FUND,
                                      INC.


                                      /s/ Robert S. Dow
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: August 21, 2003